CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Cash and cash equivalents	€ 8,898	€ 5,311
Other financial assets	2,758	1,635
Trade and other receivables	6,352	6,593
Other non-financial assets	1,633	1,321
Tax assets	403	210
Total current assets	20,044	15,069
Goodwill	31,090	27,538
Intangible assets	3,966	3,784
Property, plant, and equipment	4,977	5,041
Other financial assets	6,275	3,512
Trade and other receivables	147	137
Other non-financial assets	2,628	1,926
Tax assets	263	271
Deferred tax assets	1,779	1,188
Total non-current assets	51,125	43,395
Total assets	71,169	58,464
Trade and other payables	1,580	1,367
Tax liabilities	304	414
Financial liabilities	4,528	2,348
Other non-financial liabilities	5,203	4,643
Provisions	89	73
Contract liabilities	4,431	3,996
Total current liabilities	16,136	12,842
Trade and other payables	122	98
Tax liabilities	827	667
Financial liabilities	11,042	13,605
Other non-financial liabilities	860	770
Provisions	355	362
Deferred tax liabilities	291	158
Contract liabilities	13	36
Total non-current liabilities	13,510	15,696
Total liabilities	29,646	28,537
Issued capital	1,229	1,229
Share premium	1,918	545
Retained earnings	37,022	32,026
Other components of equity	1,757	(1,012)
Treasury shares	(3,072)	(3,072)
Equity attributable to owners of parent	38,853	29,716
Non-controlling interests	2,670	211
Total equity	41,523	29,927
Total equity and liabilities	€ 71,169	€ 58,464